SCHEDULE OF ADVANCE TO SUPPLIERS (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025
Advance To Suppliers Net
Advances to Suppliers	$ 1,072,448	$ 2,259,387
Less: allowance for credit losses	(998,536)	(968,836)
Advances to Suppliers, net	$ 73,912	$ 1,290,551